John Hancock
Small Cap Core Fund
Quarterly portfolio holdings 1/31/2021

Fund’s investments
As of 1-31-21 (unaudited)
	Shares	Value
Common stocks 97.6%		$1,010,574,412
(Cost $782,504,061)
Communication services 8.5%		87,961,764
Diversified telecommunication services 1.6%
Cogent Communications Holdings, Inc.	295,224	16,813,007
Entertainment 4.2%
Glu Mobile, Inc. (A)	1,362,462	12,003,290
Madison Square Garden Sports Corp. (A)	70,666	11,440,119
Rovio Entertainment OYJ (B)	1,185,717	9,859,697
Sciplay Corp., Class A (A)	632,472	10,100,578
Interactive media and services 2.7%
CarGurus, Inc. (A)	441,083	12,901,678
TripAdvisor, Inc. (A)	479,283	14,843,395
Consumer discretionary 12.2%		126,001,496
Hotels, restaurants and leisure 0.5%
Vail Resorts, Inc.	19,602	5,213,348
Household durables 1.7%
Universal Electronics, Inc. (A)	331,033	17,955,230
Internet and direct marketing retail 3.1%
Groupon, Inc. (A)	478,736	16,358,409
The RealReal, Inc. (A)	659,291	15,612,011
Leisure products 1.1%
Malibu Boats, Inc., Class A (A)	158,282	11,097,151
Specialty retail 4.8%
Boot Barn Holdings, Inc. (A)	234,339	13,413,564
Lithia Motors, Inc., Class A	47,282	15,067,828
Urban Outfitters, Inc. (A)	339,219	9,304,777
Williams-Sonoma, Inc.	89,965	11,598,288
Textiles, apparel and luxury goods 1.0%
Columbia Sportswear Company	118,693	10,380,890
Consumer staples 2.5%		26,324,910
Household products 2.5%
Central Garden & Pet Company, Class A (A)	373,268	14,557,452
Spectrum Brands Holdings, Inc.	155,716	11,767,458
Energy 1.6%		16,791,128
Oil, gas and consumable fuels 1.6%
Magnolia Oil & Gas Corp., Class A (A)	949,899	8,045,645
PDC Energy, Inc. (A)	402,832	8,745,483
Financials 12.0%		124,054,148
Banks 7.5%
Atlantic Union Bankshares Corp.	278,392	9,142,393
Banner Corp.	237,183	10,490,604
First Hawaiian, Inc.	262,868	6,111,681
Independent Bank Group, Inc.	210,299	12,916,565
Pinnacle Financial Partners, Inc.	200,484	13,739,169
South State Corp.	166,732	11,627,890
Univest Financial Corp.	615,962	13,828,347
Capital markets 1.4%
Moelis & Company, Class A	297,882	14,807,714
2	JOHN HANCOCK SMALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Diversified financial services 1.9%
CC Neuberger Principal Holdings I., Class A (A)	901,109	$9,344,500
Foley Trasimene Acquisition Corp. II., Class A (A)	639,215	9,856,695
Insurance 1.2%
First American Financial Corp.	233,096	12,188,590
Health care 18.9%		195,265,442
Biotechnology 1.3%
Emergent BioSolutions, Inc. (A)	83,939	8,968,882
Travere Therapeutics, Inc. (A)	156,308	3,946,777
Health care equipment and supplies 10.3%
AngioDynamics, Inc. (A)	578,434	10,839,853
Cutera, Inc. (A)	460,862	11,157,469
Haemonetics Corp. (A)	83,487	9,541,729
Integer Holdings Corp. (A)	174,333	12,865,775
Integra LifeSciences Holdings Corp. (A)	180,047	11,890,304
Lantheus Holdings, Inc. (A)	528,742	8,602,632
Merit Medical Systems, Inc. (A)	193,413	10,473,314
NuVasive, Inc. (A)	187,634	10,083,451
SeaSpine Holdings Corp. (A)	628,333	10,216,695
The Cooper Companies, Inc.	31,458	11,451,970
Health care providers and services 3.1%
ModivCare, Inc. (A)	112,384	17,820,731
Tivity Health, Inc. (A)	650,421	14,666,994
Life sciences tools and services 2.6%
PRA Health Sciences, Inc. (A)	90,633	11,169,611
Syneos Health, Inc. (A)	206,522	15,354,911
Pharmaceuticals 1.6%
Agile Therapeutics, Inc. (A)	1,815,895	5,120,824
Prestige Consumer Healthcare, Inc. (A)	277,338	11,093,520
Industrials 12.6%		130,888,041
Air freight and logistics 1.1%
Hub Group, Inc., Class A (A)	211,482	11,130,298
Building products 2.2%
Gibraltar Industries, Inc. (A)	119,344	10,696,803
PGT Innovations, Inc. (A)	602,591	12,479,660
Commercial services and supplies 1.8%
ABM Industries, Inc.	264,923	9,733,271
UniFirst Corp.	43,877	9,337,026
Construction and engineering 2.3%
Arcosa, Inc.	236,293	13,182,786
Quanta Services, Inc.	142,756	10,060,015
Electrical equipment 1.3%
Regal Beloit Corp.	110,494	13,864,787
Machinery 2.5%
Kennametal, Inc.	201,316	7,625,850
The Timken Company	241,400	18,264,324
Trading companies and distributors 1.4%
Applied Industrial Technologies, Inc.	206,183	14,513,221
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP CORE FUND	3

	Shares	Value
Information technology 23.2%		$240,365,092
IT services 1.2%
WNS Holdings, Ltd., ADR (A)	178,090	11,964,086
Semiconductors and semiconductor equipment 10.2%
Advanced Energy Industries, Inc. (A)	87,201	8,945,079
Axcelis Technologies, Inc. (A)	353,313	12,097,437
Camtek, Ltd. (A)	522,954	12,352,173
Kulicke & Soffa Industries, Inc.	337,817	12,049,932
MaxLinear, Inc. (A)	479,341	15,046,514
Synaptics, Inc. (A)	147,429	14,627,905
Tower Semiconductor, Ltd. (A)	473,872	13,254,200
Veeco Instruments, Inc. (A)	955,287	17,634,598
Software 10.2%
ChannelAdvisor Corp. (A)	692,426	14,194,733
CommVault Systems, Inc. (A)	309,456	19,427,646
j2 Global, Inc. (A)	170,890	17,540,150
Progress Software Corp.	320,364	12,872,226
Sailpoint Technologies Holdings, Inc. (A)	186,375	10,308,401
Tenable Holdings, Inc. (A)	335,379	16,597,907
Varonis Systems, Inc. (A)	83,626	14,782,568
Technology hardware, storage and peripherals 1.6%
Super Micro Computer, Inc. (A)	537,727	16,669,537
Materials 1.3%		13,134,490
Chemicals 1.3%
Avient Corp.	341,777	13,134,490
Real estate 3.8%		39,575,546
Equity real estate investment trusts 3.8%
American Assets Trust, Inc.	376,621	10,406,038
EastGroup Properties, Inc.	71,561	9,670,754
First Industrial Realty Trust, Inc.	241,546	9,816,429
Physicians Realty Trust	549,196	9,682,325
Utilities 1.0%		10,212,355
Multi-utilities 1.0%
Unitil Corp.	250,487	10,212,355

	Yield (%)	Shares	Value
Short-term investments 1.3%			$13,507,178
(Cost $13,507,178)
Short-term funds 1.3%			13,507,178
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0300(C)	13,507,178	13,507,178

Total investments (Cost $796,011,239) 98.9%	$1,024,081,590
Other assets and liabilities, net 1.1%	11,837,960
Total net assets 100.0%	$1,035,919,550

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 1-31-21.
4	JOHN HANCOCK SMALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2021, by major security category or type:
	Total value at 1-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$87,961,764	$78,102,067	$9,859,697	—
Consumer discretionary	126,001,496	126,001,496	—	—
Consumer staples	26,324,910	26,324,910	—	—
Energy	16,791,128	16,791,128	—	—
Financials	124,054,148	124,054,148	—	—
Health care	195,265,442	195,265,442	—	—
Industrials	130,888,041	130,888,041	—	—
Information technology	240,365,092	240,365,092	—	—
Materials	13,134,490	13,134,490	—	—
Real estate	39,575,546	39,575,546	—	—
Utilities	10,212,355	10,212,355	—	—
Short-term investments	13,507,178	13,507,178	—	—
Total investments in securities	$1,024,081,590	$1,014,221,893	$9,859,697	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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